SUBSIDIARIES - Schedule of Composition Of Accumulated Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Equity	$ 165,383,000,000	$ 168,242,000,000
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	119,406,000,000	122,465,000,000
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Equity	32,635,000,000	25,677,000,000
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Equity	27,651,000,000	31,479,000,000
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Equity	15,429,000,000	15,241,000,000
Non-controlling interests | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Equity	25,725,000,000	35,314,000,000
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Equity	2,269,000,000	2,247,000,000
Non-controlling interests | Individually immaterial subsidiaries with non-controlling interests
Disclosure of subsidiaries [line items]
Equity	$ 15,697,000,000	$ 12,507,000,000